Stockholders' Deficit	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure
8.	Stockholders’ Deficit

The consolidated stockholders’ equity of the Group consists of the consolidated equity of the Group attributable to the parent which includes the common stock, additional paid-in capital, the retained deficit, and the accumulated other comprehensive income plus the equity of the noncontrolling interest of the VIE’s.

The South African VIE’s (SPHSA and SPMSA) that are part of the Group are managed by the same executive management as that of SPI, and the major shareholder of the South African VIE’s and SPI are related parties. In the accompanying consolidated financial statements, the 82.64% controlling interest in the South African VIE’s is reported in the consolidated statements of stockholders’ deficit together with the entire interest of SPP (prior to the Share Exchange) as the Equity in Variable Interest Entities. The 17.36% portion of the equity of South African entities that is not owned by this controlling stockholder is reported as the Noncontrolling Interest in the VIE’s. The investment interest of SPP in SPI was eliminated in consolidation and was reported as a Stock Subscription Receivable.